Goodwill (Tables)	12 Months Ended
Jun. 29, 2011
Goodwill
Changes in the Carrying Amount of Goodwill

	2011	2010
Balance at beginning of year:
Goodwill	$186,923	$187,766
Accumulated impairment losses(a)	(62,834)	(62,834)

	124,089	124,932

Changes in goodwill:
Disposals and other, net(b)	0	(843)
Balance at end of year:
Goodwill	186,923	186,923
Accumulated impairment losses	(62,834)	(62,834)

	$124,089	$124,089

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Disposals and other, net primarily reflects goodwill write-offs associated with refranchising transactions.